Financial Income and Costs - Summary of Details of Financial Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Income [line items]
Interest expenses	₩ 268,225	₩ 296,874	₩ 302,464
Loss on foreign currency transactions	30,267	49,156	40,303
Loss on foreign currency translation	93,977	72,642	12,239
Loss on settlement of derivatives	20		58,569
Loss on valuation of derivatives	15,867	2,045	209,582
Others	2,277	1,124	1,010
Total	421,931	435,659	644,531
Loans and receivables [member]
Disclosure Of Finance Income [line items]
Loss on disposal of trade receivables	₩ 11,298	₩ 13,818	20,355
Available-for-sale [member]
Disclosure Of Finance Income [line items]
Impairment loss on available-for-sale financial assets			₩ 9